Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 1,430	$ 3,058
Allowance for sales return	392	1,000
Inventory reserve	2,983	2,428
Foreign currency translation	(35)	(48)
Property and equipment	(1,076)	(576)
Investment tax credits	3,495	3,290
Net operating loss carryforwards	21,332	18,057
Others	3,055	1,838
Valuation allowance	(23,120)	(20,163)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 8,456	$ 8,884